Equity Incentive Plan (Details) - USD ($)		4 Months Ended	12 Months Ended
	Sep. 28, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Incentive Plan [Abstract]
Stock based compensation cost			$ 1,272,698	$ 0	$ 0
Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Number of shares authorized for issuance (in shares)		2,000,000	2,000,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Number of shares vested (in shares)			0
Remaining unrecognized compensation cost for shares granted		$ 5,956,502	$ 5,956,502
Recognition period			3 years
Number of Restricted Shares [Roll Forward]
Non-vested, beginning balance (in shares)		0
Granted (in shares)	1,240,000	1,240,000
Non-vested, ending balance (in shares)		1,240,000	1,240,000
Weighted Average Grant Date Fair Value Per Non-vested Share [Roll Forward]
Non-vested, beginning balance (in dollars per share)		$ 0
Granted (in dollars per share)		5.83
Non-vested, ending balance (in dollars per share)		$ 5.83	$ 5.83
Equity Incentive Plan [Member] | Restricted Stock [Member] | General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock based compensation cost			$ 1,272,698